UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller         Boulder, Colorado        February 13, 2007
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     65

Form 13F Information Table Value Total:     $407,623  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

                           FORM 13F INFORMATION TABLE


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   NAME OF ISSUER         TITLE   CUSIP           VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                           OF                    (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                          CLASS                                                                              -----------------------
                                                                                                              SOLE    SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------


   AEW REAL ESTATE         COM     00104H107     544        25,000     SH           DEFINED                1         25,000
   INCOME FD

   AIM SELECT REAL
   ESTATE INCM             SHS     00888R107     1,334      80,000     SH           DEFINED                1         80,000

   AMERICAN INTL GROUP
   INC                     COM     026874107     3,798      53,000     SH           DEFINED                1         53,000

   ANHEUSER BUSCH COS INC  COM     035229103     20,910     425,000    SH           DEFINED                1         425,000

   APARTMENT INVT & MGMT
   CO                      CL A    03748R101     6          100        SH           DEFINED                1         100

   ARCHSTONE SMITH TR      COM     039583109     6          100        SH           DEFINED                1         100

   AVALONBAY COMNTYS INC   COM     053484101     6,112      47,000     SH           DEFINED                1         47,000

   BERKSHIRE HATHAWAY INC  CL A    084670108     113,290    1,030      SH           DEFINED                1         1,030

   BERKSHIRE HATHAWAY INC  CL B    084670207     40,693     11,100     SH           DEFINED                1         11,100

   BLACKROCK FLOAT RATE
   OME STR                 COM     09255X100     1,391      77,000     SH           DEFINED                1         77,000

   BLACKROCK FL RATE OME   COM
   STR I                   SHS     09255Y108     1,980      110,000    SH           DEFINED                1         110,000

   BLAIR CORP              COM     092828102     1          30         SH           DEFINED                1         30

   CATERPILLAR INC DEL     COM     149123101     4,906      80,000     SH           DEFINED                1         80,000

                           DEPOSITORY
   CEDAR FAIR LP           UNIT    150185106     3          100        SH           DEFINED                1         100

   CITIGROUP INC           COM     172967101     16,340     293,360    SH           DEFINED                1         293,360

   CITIGROUP INVTS LN FD
   INC                     COM     17307C107     14         1,000      SH           DEFINED                1         1,000

   COHEN & STEERS REIT &
   UTIL I                  COM     19247Y108     2,235      100,000    SH           DEFINED                1         100,000

   CORNERSTONE STRATEGIC
   VALUE                   COM     21924B104     -          1          SH           DEFINED                1         1

   CORNERSTONE TOTAL
   RTRN FD IN              COM     21924U102     -          1          SH           DEFINED                1         1

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205     7,931      100,000    SH           DEFINED                1         100,000

   DORAL FINL CORP         COM     25811P100     3,817      1,330,000  SH           DEFINED                1         1,330,000

   DUKE REALTY CORP        COM NEW 264411505     4          100        SH           DEFINED                1         100

   DWS RREEF REAL ESTATE
   FD II                   COM     23338X102     1,799      93,000     SH           DEFINED                1         93,000

   EAGLE MATERIALS INC     COM     26969P108     130        3,000      SH           DEFINED                1         3,000

   EATON CORP              COM     278058102     15,103     201,000    SH           DEFINED                1         201,000

   EATON VANCE SR INCOME   SH BEN
   TR                      INT     27826S103     1,429      172,000    SH           DEFINED                1         172,000

   EQUITY OFFICE
   PROPERTIES TR           COM     294741103     5          100        SH           DEFINED                1         100

   FIDELITY NATL
   INFORMATION SV          COM     31620M106     2,122      52,934     SH           DEFINED                1         52,934

   FIDELITY NATIONAL
   FINANCIAL               CL A    31620R105     2,876      120,437    SH           DEFINED                1         120,437

   FIRST AMER CORP CALIF   COM     318522307     6,509      160,000    SH           DEFINED                1         160,000

   FIRST TR FOUR CRNRS     COM
   SR FLT R                SHS     33733Q107     702        38,500     SH           DEFINED                1         38,500

   FIRST TR/FOUR CRNRS
   SR FLOAT                COM     33733U108     2,099      117,000    SH           DEFINED                1         117,000

   FLAHERTY & CRMN/CLYMR   COM
   PFD SE                  SHS     338478100     14,424     673,700    SH           DEFINED                1         673,700

   FLAHERTY & CRMRN
   CLYMRE T R              COM     338479108     4,382      204,000    SH           DEFINED                1         204,000

   FLOATING RATE INCM
   STRT FD I               COM     339735102     166        9,200      SH           DEFINED                1         9,200

   FLOATING RATE INCM      COM
   STRTS FD                SHS     339736100     2          100        SH           DEFINED                1         100

   GABELLI UTIL TR         COM     36240A101     1          125        SH           DEFINED                1         125

   GENERAL GROWTH PPTYS
   INC                     COM     370021107     2,147      41,100     SH           DEFINED                1         41,100

   HEALTHCARE RLTY TR      COM     421946104     158        4,000      SH           DEFINED                1         4,000

   HOME DEPOT INC          COM     437076102     5,422      135,000    SH           DEFINED                1         135,000

                           COM SH BEN
   HRPT PPTYS TR           INT     40426W101     12         1,000      SH           DEFINED                1         1,000

   JOHNSON & JOHNSON       COM     478160104     4,621      70,000     SH           DEFINED                1         70,000

   LEGG MASON INC          COM     524901105     3,802      40,000     SH           DEFINED                1         40,000

   LENNAR CORP             CL A    526057104     1,312      25,000     SH           DEFINED                1         25,000

   LMP CORPORATE LN FD
   INC                     COM     50208B100     410        30,000     SH           DEFINED                1         30,000

   M D C HLDGS INC         COM     552676108     1,141      20,000     SH           DEFINED                1         20,000

   MARSH & MCLENNAN CO
   INC                     COM     571748102     3,373      110,000    SH           DEFINED                1         110,000

   MILLS CORP              COM     601148109     2          100        SH           DEFINED                1         100

   MORGAN STANLEY EMER
   MKT FD                  COM     61744H105     1          100        SH           DEFINED                1         100

   NATIONWIDE HEALTH
   PPTYS INC               COM     638620104     2,267      75,000     SH           DEFINED                1         75,000

   NUVEEN FLOATING RATE
   INCOME                  COM     67072T108     1,426      105,000    SH           DEFINED                1         105,000

   PFIZER INC              COM     717081103     4,403      170,000    SH           DEFINED                1         170,000

   PULTE HOMES INC         COM     745867101     1,093      33,000     SH           DEFINED                1         33,000

   REDWOOD TR INC          COM     758075402     5,808      100,000    SH           DEFINED                1         100,000

   REGENCY CTRS CORP       COM     758849103     4,299      55,000     SH           DEFINED                1         55,000

   SIMON PPTY GROUP INC
   NEW                     COM     828806109     3          29         SH           DEFINED                1         29

   SIMON PPTY GROUP INC    PFD CONV
   NEW                     I 6%    828806802     2          30         SH           DEFINED                1         30

   STANDARD PAC CORP NEW   COM     85375C101     1,098      41,000     SH           DEFINED                1         41,000

   SUN COMMUNITIES INC     COM     866674104     1,359      42,000     SH           DEFINED                1         42,000

   TANGER FACTORY OUTLET
   CTRS                    COM     875465106     8          200        SH           DEFINED                1         200

   WAL MART STORES INC     COM     931142103     23,783     515,000    SH           DEFINED                1         515,000

   WASHINGTON MUT INC      COM     939322103     20,177     443,549    SH           DEFINED                1         443,549

   WRIGLEY WM JR CO        COM     982526105     4,344      84,000     SH           DEFINED                1         84,000

   YRC WORLDWIDE INC       COM     984249102     3,396      90,000     SH           DEFINED                1         90,000

   YUM BRANDS INC          COM     988498101     34,692     590,000    SH           DEFINED                1         590,000

